Parent Company Financials Notes to Financial Statements (details) (USD $)	12 Months Ended									3 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2013 Convertible Debt	Dec. 31, 2012 Convertible Debt	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Sep. 30, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2012 Line of Credit	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company
Long-term Debt	$ 1,323,000,000	$ 1,344,000,000		$ 398,000,000	$ 398,000,000	$ 285,000,000	$ 282,000,000	$ 300,000,000	$ 300,000,000		$ 0	$ 0	$ 0	$ 983,000,000	$ 980,000,000
Interest Paid	87,000,000	65,000,000	52,000,000							1,000,000				61,000,000	65,000,000	57,000,000
Income Taxes Paid, Net	249,000,000	109,000,000	40,000,000											242,000,000	109,000,000	40,000,000
Proceeds from Dividends Received	$ 100,000,000	$ 200,000,000	$ 200,000,000